Bank borrowings - Borrowing detail by maturity - (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Borrowings	$ 107,607	$ 158,999
Later than one year [member]
Borrowings [abstract]
Borrowings	102,330
Later than one year and not later than two years
Borrowings [abstract]
Borrowings	5,277
Credit facilities
Borrowings [abstract]
Borrowings	27,237	58,049
Credit facilities | Later than one year [member]
Borrowings [abstract]
Borrowings	27,237
Receivable Factoring Facility
Borrowings [abstract]
Borrowings	74,844
Receivable Factoring Facility | Later than one year [member]
Borrowings [abstract]
Borrowings	74,844
Other
Borrowings [abstract]
Borrowings	5,526	$ 100,950
Other | Later than one year [member]
Borrowings [abstract]
Borrowings	249
Other | Later than one year and not later than two years
Borrowings [abstract]
Borrowings	$ 5,277